Loans Payable - Schedule of Loans Payable (Details) - Nonrelated Party [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Loans Payable [Line Items]
Loans payable	$ 1,321,567	$ 2,995,803
Less: Current portion of loans payable	(1,272,734)	(2,995,803)
Loans payable, net of current portion	48,833
Cedar Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Loans payable	250,000	623,118
Pawn Funding [Member]
Schedule of Loans Payable [Line Items]
Loans payable	250,000	692,885
Slate Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Loans payable	244,167	630,092
Meged Funding Group [Member]
Schedule of Loans Payable [Line Items]
Loans payable	360,000	700,059
InterCloud Systems, Inc. [Member]
Schedule of Loans Payable [Line Items]
Loans payable	217,400	217,400
Arin Funding LLC [Member]
Schedule of Loans Payable [Line Items]
Loans payable		47,741
Arin Funding LLC One [Member]
Schedule of Loans Payable [Line Items]
Loans payable		$ 84,508